DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Turnongreen Inc [Member]
DESCRIPTION OF BUSINESS

1.	DESCRIPTION OF BUSINESS

TurnOnGreen, Inc., was incorporated in Nevada in January 2020. TurnOnGreen, Inc. is a wholly owned subsidiary of BitNile Holdings, Inc. a Delaware corporation (“BitNile”). TurnOnGreen, Inc. currently operates as an operating segment of BitNile.

TurnOnGreen, Inc., through its wholly owned subsidiaries Digital Power Corp. (“DPC”) and TOG Technologies, Inc. (“TOG Technologies”) (collectively, the “Company” or “TurnOnGreen”), designs, develops, manufactures and sells highly engineered, feature-rich, high-grade-power conversion and power system solutions to diverse industries and markets including automotive, medical, military, telecom, commercial and industrial as well as designs and provides a line of high-speed electric vehicle (“EV”) charging solutions.

On January 20, 2020, TurnOnGreen acquired all the outstanding securities of DPC. Through DPC, the Company provides solutions which leverage a combination of low leakage power emissions, very high-power density with power efficiency, flexible design leveraging customized firmware and short time to market. Its designed and manufactured, highly engineered, precision power conversion and control solutions serve mission-critical applications and processes.

In April 2021, we formed TOG Technologies as a Nevada corporation (initially under the name TurnOnGreen, Inc.) to market and sell its line of scalable EV residential, commercial and ultra-fast charging products and comprehensive charging management software and network services. The business represents a natural outgrowth from our proprietary core power technologies to optimizing the design and performance of EV charging solutions.

On August 25, 2021, the Company changed its name from Coolisys Technologies Corp., to TurnOnGreen, Inc.

On March 20, 2022, the Company entered into a securities purchase agreement (the “Agreement”) with Imperalis Holding Corp. (OTC Pink: IMHC) (“Imperalis”), a publicly traded subsidiary of the Company’s parent. Upon closing of the Agreement, TurnOnGreen will become a subsidiary of Imperalis and Imperalis will change its name to TurnOnGreen, Inc., and through an upstream merger, the Company and its subsidiaries shall cease to exist. The Company’s parent will then assist the newly merged company in pursuing an uplisting to the Nasdaq Capital Market, subject to Nasdaq’s seasoning rules and other criteria for listing.

1.	DESCRIPTION OF BUSINESS

TurnOnGreen, Inc., was incorporated in Nevada in January 2020. TurnOnGreen, Inc. is a wholly owned subsidiary of BitNile Holdings, Inc. a Delaware corporation (“BitNile”). TurnOnGreen, Inc. currently operates as an operating segment of BitNile.

TurnOnGreen, Inc., through its wholly owned subsidiaries Digital Power Corp. (“DPC”) and TOG Technologies, Inc. (“TOG Technologies”) (collectively, the “Company” or “TurnOnGreen”), designs, develops, manufactures and sells highly engineered, feature-rich, high-grade-power conversion and power system solutions to diverse industries and markets including automotive, medical, military, telecom, commercial and industrial as well as designs and provides a line of high-speed electric vehicle (“EV”) charging solutions.

On January 20, 2020, TurnOnGreen acquired all the outstanding securities of DPC. Through DPC, the company provides solutions which leverage a combination of low leakage power emissions, very high-power density with power efficiency, flexible design leveraging customize firmware and short time to market. Its designs and manufactured, highly engineered, precision power conversion and control solutions serve mission-critical applications and processes.

In April 2021, we formed TOG Technologies as a Nevada corporation (initially under the name TurnOnGreen, Inc.) to market and sell its line of scalable EV residential, commercial and ultra-fast charging products and comprehensive charging management software and network services. The business represents a natural outgrowth from our proprietary core power technologies to optimizing the design and performance of EV charging solutions.

On August 25, 2021, the Company changed its name from Coolisys Technologies Corp., to TurnOnGreen, Inc.